Deferred Tax Credits - Schedule of Deferred Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Credits
Deferred research & development tax credits	$ 847	$ 1,311
Deferred other tax credits	1	1
Total deferred tax credits	$ 848	$ 1,312